UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08266
The India Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: December 31, 2008
Date of reporting period: March 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

THE INDIA FUND, INC.
March 31, 2008 (Unaudited)
Schedule of Investments
INDIA (100% of holdings)
COMMON STOCKS (99.81% of holdings)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Apparel Manufacturers	0.50%
350,000	Provogue (India), Ltd. (Preferential Shares)		$3,564,477	$9,544,741

			3,564,477	9,544,741

	Beverages – Alcoholic	1.21%
607,990	United Spirits, Ltd.		17,350,142	22,842,057

			17,350,142	22,842,057

	Building & Construction	1.74%
1,126,292	IVRCL Infrastructures and Projects, Ltd.		7,338,441	11,077,638
360,972	Kalindee Rail Nirman (Engineers), Ltd.		4,309,833	2,528,693
587,463	KEC International, Ltd.		6,848,369	9,661,218
529,450	Madhucon Projects, Ltd.		3,085,915	6,546,863
601,900	Nagarjuna Construction Co., Ltd.		2,781,681	3,195,531

			24,364,239	33,009,943

	Cement	1.49%
281,594	Grasim Industries, Ltd. +		15,239,284	18,071,288
808,040	Sagar Cements Limited (Preferential Shares)		3,467,591	7,735,996
120,650	UltraTech Cement, Ltd. +		2,657,051	2,345,187

			21,363,926	28,152,471

	Chemicals	0.37%
1,073,300	United Phosphorus, Ltd.		8,148,011	7,017,113

			8,148,011	7,017,113

	Coal	0.47%
2,587,850	Gujarat NRE Coke, Ltd.		6,973,630	8,985,232

			6,973,630	8,985,232

	Communications Services	0.19%
203,000	Tech Mahindra, Ltd. +		3,569,772	3,576,534

			3,569,772	3,576,534

	Computer Software & Programming	9.93%
3,192,127	Infosys Technologies, Ltd.		65,578,740	113,789,143
223,999	KPIT Cummins Infosystems, Ltd.		435,353	433,817
3,360,867	Satyam Computer Services, Ltd.		32,045,308	33,051,597
1,196,122	Tanla Solutions, Ltd.		12,182,556	15,832,517
605,162	Tata Consultancy Services, Ltd.		17,203,573	12,231,452

The India Fund, Inc.
March 31, 2008 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Computer Software & Programming (continued)
1,201,600	Wipro, Ltd.		$14,304,499	$12,737,799

			141,750,029	188,076,325

	Consumer Non-Durables	3.33%
4,635,899	Hindustan Unilever, Ltd.		23,013,741	26,426,473
7,134,045	ITC, Ltd.		23,416,477	36,692,677

			46,430,218	63,119,150

	Diversified Financial Services	3.52%
100,055	Edelweiss Capital, Ltd. +		2,904,785	2,018,682
385,100	Indiabulls Financial Service, Ltd.		3,164,738	3,975,783
705,150	Indiabull Securities, Ltd.		0	3,726,117
5,252,315	Infrastructure Development Finance Co., Ltd.		10,176,974	19,827,096
5,843,147	Power Finance Corp.		20,799,212	23,615,810
186,467	Reliance Capital, Ltd.		4,954,621	5,714,386
1,117,292	SREI Infrastructure Finance, Ltd.		3,129,576	3,760,974
234,595	Titagarth Wagons, Ltd. +		3,985,506	3,975,075

			49,115,412	66,613,923

	Diversified Industries	1.46%
102,375	Aban Offshore, Ltd.		8,211,454	7,717,932
1,556,070	Elecon Engineering Co., Ltd.		3,303,295	7,338,196
69,339	NEPC India, Ltd. GDR+		3,467	13,868
161,217	Sesa Goa, Ltd.		13,497,119	12,578,904

			25,015,335	27,648,900

	Diversified Operations	0.57%
299,600	Rei Agro, Ltd. +		7,027,767	10,760,808

			7,027,767	10,760,808

	Electronics & Electrical Equipment	7.98%
1,309,889	Bharat Heavy Electricals, Ltd.		13,295,460	67,144,871
3,018,100	Exide Industries, Ltd.		4,410,409	5,047,720
660,000	HBL Nife Power Systems, Ltd.		2,857,900	4,655,533
604,503	Indo Tech Transformers, Ltd.		3,455,031	7,503,552
2,841,674	Jyoti Structures, Ltd.		5,995,297	11,307,908
2,347,035	Kei Industries, Ltd.		3,041,105	3,433,972
3,053,350	NTPC, Ltd.		12,576,756	14,992,770
46,997	Octav Investments		0	127,684
554,836	PTC India, Ltd.		1,303,184	1,329,006
1,038,711	Punj Lloyd, Ltd.		7,739,489	8,066,062
491,631	Reliance Energy, Ltd.		6,853,108	15,331,608
115,487	Tata Power Company, Ltd.		2,402,930	3,373,360
460,926	UTV Software Communications, Ltd.		5,943,095	8,846,287

			69,873,764	151,160,333

The India Fund, Inc.
March 31, 2008 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Engineering	2.18%
250,650	Larsen & Toubro, Ltd.		$17,377,380	$18,897,461
1,463,257	Thermax, Ltd.		3,012,294	22,320,869

			20,389,674	41,218,330

	Finance	14.79%
435,000	Axis Bank, Ltd.		2,570,850	8,265,000
507,600	Bank of Baroda		2,969,207	3,591,915
670,000	Banking Index Benchmark Exchange Traded Scheme – Bank BeES		8,342,759	11,111,947
4,268,150	Dena Bank, Ltd.		5,548,053	5,409,657
1,030,263	HDFC Bank, Ltd.		18,745,046	33,895,704
1,278,148	Housing Development Finance Corp., Ltd.		22,873,058	75,941,807
3,430,091	ICICI Bank, Ltd.		38,758,523	65,840,306
465,450	Kotak Mahindra Bank, Ltd.		10,205,929	7,292,089
921,500	Oriental Bank of Commerce		4,122,303	4,057,402
884,631	Punjab National Bank, Ltd.		9,661,534	11,204,517
4,078,140	South Indian Bank, Ltd.		6,558,369	14,139,314
891,300	State Bank of India		9,425,362	35,519,816
45,550	State Bank of India GDR		525,435	3,871,750

			140,306,428	280,141,224

	Finance – Other Services	0.21%
304,546	Bajaj Finserv, Ltd.		0	4,099,074

			0	4,099,074

	Financial Services	0.09%
331,766	Network 18 Media and Investment, Ltd.		772,928	1,756,408

			772,928	1,756,408

	Food	0.67%
3,060,000	Balrampur Chini Mills, Ltd.		7,196,540	6,162,712
560,250	Lakshmi Energy & Foods, Ltd.		905,948	3,211,802
133,800	Shree Renuka Sugars, Ltd.		2,961,865	3,224,273

			11,064,353	12,598,787

	Hotels & Leisure	0.32%
2,172,230	Indian Hotels Co., Ltd.		6,550,944	6,055,930

			6,550,944	6,055,930

	Investment Companies	0.28%
304,546	Bajaj Holdings and Investment, Ltd.		17,149,133	5,248,712

			17,149,133	5,248,712

The India Fund, Inc.
March 31, 2008 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Media	1.17%
669,000	Balaji Telefilms, Ltd.		$3,607,811	$3,274,131
2,353,275	Deccan Chronicle Holdings, Ltd.		10,590,322	9,607,838
1,532,448	Zee Telefilms, Ltd.		8,635,386	9,344,801

			22,833,519	22,226,770

	Metal – Diversified	1.39%
1,485,003	Sterlite Industries India, Ltd. +		17,687,212	26,416,915

			17,687,212	26,416,915

	Motorcycle / Motor Scooter	0.41%
304,546	Bajaj Auto, Ltd.		0	7,750,286

			0	7,750,286

	Petroleum Related	17.05%
956,800	Bharat Petroleum Corp., Ltd.		10,378,236	9,807,677
1,028,400	Cairn India, Ltd. +		5,054,610	5,746,941
531,739	Indian Oil Corp., Ltd.		4,127,282	5,905,855
2,474,637	Oil and Natural Gas Corp., Ltd.		35,353,029	60,530,522
4,267,573	Reliance Industries, Ltd.		65,093,464	240,875,350

			120,006,621	322,866,345

	Pharmaceuticals	2.36%
851,481	Dishman Pharmaceuticals & Chemicals, Ltd.		4,039,845	6,070,941
1,086,350	Glenmark Pharmaceuticals, Ltd.		11,667,746	13,286,938
997,150	Panacea Biotec, Ltd.		8,159,251	8,375,861
561,512	Sun Pharmaceutical Industries, Ltd.		11,314,057	17,011,910

			35,180,899	44,745,650

	Publishing	0.02%
600,000	Business India Publications (Preferential Shares)		1,003,792	430,708

			1,003,792	430,708

	Real Estate Operation / Development	0.50%
314,012	DLF, Ltd.		4,037,956	5,060,039
262,250	Housing Development and Infrastructure, Ltd.		5,321,895	4,305,685

			9,359,851	9,365,724

	Rubber	0.39%
503,900	Jain Irrigation Systems, Ltd.		8,135,696	7,436,042

			8,135,696	7,436,042

	Shipbuilding	0.50%
4,700,000	Pipavav Shipyard, Ltd.		9,488,959	9,371,884

			9,488,959	9,371,884

The India Fund, Inc.
March 31, 2008 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Steel	8.69%
772,887	Adhunik Metaliks, Ltd.		$4,316,492	$2,643,073
858,864	Jindal Saw, Ltd.		13,035,475	13,896,599
1,182,635	Jindal Steel & Power, Ltd.		6,680,795	61,089,052
1,180,293	JSW Steel, Ltd.		10,986,346	24,097,159
433,750	Monnet Ispat & Energy, Ltd.		3,582,693	5,256,462
4,113,375	Steel Authority of India, Ltd.		13,518,261	18,941,825
2,570,767	Sujana Towers, Ltd.+		3,088,983	7,134,968
1,451,415	Tata Steel, Ltd.		18,936,684	25,075,980
682,900	Welspun-Gujarat Stahl Rohren, Ltd.		6,653,565	6,523,465

			80,799,294	164,658,583

	Telecommunications	8.81%
4,634,610	Bharti Airtel, Ltd.+		66,349,906	95,429,993
5,641,721	Reliance Communication, Ltd.		44,373,338	71,477,736
— ++	Shyam Telecom, Ltd.+		14	1
8	Shyam Telelink, Ltd.+		0	0

			110,723,258	166,907,730

	Televisions	0.61%
628,220	Television Eighteen India, Ltd.		1,636,309	6,202,342
4,231,545	Zee News, Ltd.+		5,859,777	5,305,252

			7,496,086	11,507,594

	Textiles	0.57%
1,091,621	Bombay Rayon Fashions, Ltd.		5,325,859	7,950,440
1,258,200	S. Kumars Nationwide, Ltd.+		4,040,576	2,772,305

			9,366,435	10,722,745

	Transportation	0.06%
574,000	Transport Corporation of India, Ltd.		1,192,816	1,230,409

			1,192,816	1,230,409

	Vehicle Components	1.79%
1,471,125	Amtek Auto, Ltd.		6,685,101	9,381,539
10	ANG Auto, Ltd.		72	23
3,094,901	Cummins India, Ltd.		17,482,678	24,515,442

			24,167,851	33,897,004

	Vehicles	4.19%
949,950	Hero Honda Motors, Ltd.		17,668,212	16,342,360
1,587,084	Mahindra & Mahindra, Ltd.		19,374,366	27,518,818
841,403	Maruti Udyog, Ltd.		18,632,617	17,397,454
1,165,443	Tata Motors, Ltd.		18,928,304	18,110,555

			74,603,499	79,369,187

	TOTAL COMMON STOCKS		1,152,825,970	1,890,529,571

The India Fund, Inc.
March 31, 2008 (Unaudited)
Schedule of Investments (continued)
PREFERRED STOCK (0.14% of holdings)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Steel	0.14%
976,761	Tata Steel (Preferential Shares)		$2,479,089	$2,586,761

	TOTAL PREFERRED STOCK		2,479,089	2,586,761

RIGHTS (0.05% of holdings)
	Financial Services	0.02%
66,353	Network 18 Preferred Rights		0	420,744

			0	420,744

	Hotels & Leisure	0.03%
434,446	Indian Hotels Rights For Common Shares Exp 04/15/08		0	498,660
217,223	Indian Hotels Rights For Non-Convertible Debentures & Warrants		0	0

			0	498,660

	TOTAL RIGHTS		0	919,404

	TOTAL INVESTMENTS		$1,155,305,059	$1,894,035,736

Footnotes and Abbreviations

GDR — Global Depository Receipt

+	Non-income producing.

++	Less than one share

*	As of December 31, 2007, the aggregate cost for federal income tax purposes was $1,232,438,410

Excess of value over tax cost	$1,667,510,931
Excess of tax cost over value	(2,673,953)

$1,664,836,978

Supplemental Information to the Schedule of Investments
Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements”
In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Fund has adopted SFAS 157 effective with the March 31, 2008 quarterly reporting on portfolio holdings. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 —other significant observable inputs (including, but not limited to: quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2008, is as follows:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$1,846,340,898
Level 2 — Other Significant Observable Inputs	17,779,397
Level 3 — Significant Unobservable Inputs	29,915,441

Total	$1,894,035,736

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in
Securities
Balance, as of December 31, 2007	$10,695,081
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	(1,176,753)
Net purchases (sales)	3,985,506
Net transfers in/out of Level 3	16,411,607

Balance, as of March 31, 2008	$29,915,441

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The India Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, Director and President
(principal executive officer)
Date May 22, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, Director and President
(principal executive officer)
Date May 22, 2008

By (Signature and Title)*	/s/ Joseph M. Malangoni

Joseph M. Malangoni, Treasurer and Vice President
(principal financial officer)
Date May 22, 2008

*	Print the name and title of each signing officer under his or her signature.